Investment Objectives and Goals - Grayscale Artificial Intelligence Infrastructure ETF	Jun. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Grayscale Artificial Intelligence Infrastructure ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Grayscale Artificial Intelligence Infrastructure ETF (the “Fund”) seeks investment results that track the performance (before fees and expenses) of the VettaFi AI Infrastructure Index (the “Index”).